Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation [Abstract]
Share-based compensation - Performance shares [Text Block]

Philips Group

Performance shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2020	3,460,802	39.32
Granted	1,201,093	44.30
Notional dividends1)	70,865	41.27
Vested/Issued	1,525,520	38.20
Forfeited	223,040	40.13
Adjusted quantity2)	561,111	38.30
Outstanding at December 31, 2020	3,545,312	41.31

USD-denominated
Outstanding at January 1, 2020	2,213,962	45.06
Granted	892,939	48.26
Notional dividends1)	48,548	46.99
Vested/Issued	929,676	41.68
Forfeited	159,526	46.52
Adjusted quantity2)	346,520	42.34
Outstanding at December 31, 2020	2,412,767	47.10
1)Dividend declared in 2020 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.

Share-based compensation - Restricted shares [Text Block]

Philips Group

Restricted shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2020	1,866,864	34.63
Granted	681,614	38.06
Notional dividends1)	36,632	36.71
Vested/Issued	654,018	31.25
Forfeited	117,707	35.19
Outstanding at December 31, 2020	1,813,385	36.20

USD-denominated
Outstanding at January 1, 2020	1,731,978	38.22
Granted	620,540	41.60
Notional dividends1)	33,916	42.50
Vested/Issued	609,915	34.55
Forfeited	126,672	40.09
Outstanding at December 31, 2020	1,649,847	41.14
1)Dividend declared in 2020 on outstanding shares.

Share-based compensation - Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2020	934,707	19.14
Exercised	408,727	21.20
Expired	34,066	23.94
Outstanding at December 31, 2020	491,914	17.10

Exercisable at December 31, 2020	491,914	17.10

Share-based compensation - Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2020	928,975	26.26
Exercised	478,798	27.73
Expired	63,000	30.16
Outstanding at December 31, 2020	387,177	23.72

Exercisable at December 31, 2020	387,177	23.72

Share-based compensation - Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	297,269	8.6	1.3
15-20	14,961	0.4	1.2
20-25	179,684	4.1	0.3
Outstanding options	491,914	13.1	0.9

USD-denominated
15-20	221,065	7.7	1.3
20-25	6,300	0.2	1.3
25-30	155,462	3.8	0.3
30-35	4,350	0.1	1.4
Outstanding options	387,177	11.8	0.9

Share-based compensation - Accelerate! options [Text Block]

Philips Group

Accelerate! options

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2020	220,200	17.04
Exercised	57,000	15.24
Outstanding at December 31, 2020	163,200	17.66

Exercisable at December 31, 2020	163,200	17.66

USD-denominated
Outstanding at January 1, 2020	75,000	20.02
Exercised	32,200	20.02
Expired	5,000	20.02
Outstanding at December 31, 2020	37,800	20.02

Exercisable at December 31, 2020	37,800	20.02